Chesapeake Funding II LLC
Asset Backed Notes
Specified Procedures

Report To:
Element Fleet Management Corp.

April 2, 2018

Element Fleet Management Corp.

Re:	Chesapeake Funding II LLC, Asset Backed Notes (the "Notes") Specified Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Element Fleet Management Corp. (the "Sponsor") and the financial institution(s) identified to us in our engagement letter(s) with the Sponsor (together with the Sponsor, the "Specified Parties"), solely to assist Chesapeake Funding II LLC (the "Issuer") in evaluating the accuracy of certain information with respect to a pool of vehicle leases and loans and vehicles subject to those leases and loans (the "Receivables") relating to the Chesapeake Funding II LLC securitization transaction(s).  This specified procedures ("Specified Procedures") engagement was conducted in accordance with Section 9100 of the Chartered Professional Accountants of Canada (CPA Canada) Handbook – Assurance.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described below, either for the purpose for which this report has been requested or for any other purpose.

For the purpose of the procedures described in this report, representatives of the Sponsor, on behalf of the Issuer ("representatives of the Sponsor"), provided us with:

a.
Electronic data files labeled "CII SUBI 2 - GFT_Active_2017.12.31_FINAL RATINGS.xlsb"  from the Sponsor's asset management system (the "Preliminary Data Tape" or the "Data Tape") and "12.2017 FinServ Chase Fund.xlsx" from the Sponsor's financial services asset management system ("Fin Serv Chase Fund file"), which representatives of the Sponsor indicated contains information as of December 31, 2017 on a pool of leases and loans and vehicles that are subject to those leases and loans from the Sponsor's asset management system and that representatives of the Sponsor indicated are expected to be representative of the Receivables,

b.	Imaged copies of:
i.
For each of the Sample Receivables (as defined in Attachment A) identified as Vehicle Management Services Leases (as defined in Attachment A), certain printed screen shots of the of the Asset Management System Inquiry Screen ("ACFI Screen"), the Asset Management Physical Information Inquiry Screen ("AAMI Screen"), the Asset Management Closed-End Inquiry Screen ("ACEI Screen"), the Asset Management Audit History Screen ("AAAI Screen"), and the Client Organization Screen ("CCOI Screen") from the Sponsor's asset management system (collectively and as applicable, the "Automobile Lease Documents"),

ii.
For each of the Sample Receivables identified as Financial Services Leases (as defined in Attachment A), certain printed screen shots of the financial services asset management system and the CCOI Screen from the Sponsor's asset management system (collectively and as applicable, the "Financial Lease Documents"),

iii.
For each of the Sample Receivables, either (a) a copy of the certificate of title or online registration title approval from state-approved service providers including Dealertrack, PDP Group, Inc., Metro Title or other similar providers, or (b) evidence that a certificate of title has been applied for and all required fees to obtain such certificate of title have been paid (any of the foregoing, a "Certificate of Title"),

iv.
For each of the Sample Receivables, the Master Lease Agreement, Operating Lease Agreement, Assumption Agreement, Purchase Agreement, Letter of Intent or the Fleet Loan Agreement, including the Funding Documentation (as defined in Attachment A) (collectively and as applicable, the "Master Lease Agreement"),

	v.	For each of the Sample Receivables, the credit file and any amendments thereto (collectively, the "Credit File"), and
vi.
For each of the Sample Receivables, the "Certificate of Insurance Coverage", an insurance binder signed by the applicable insurer, or, in the case of a self-insured obligor, evidence from the applicable state insurance authorities verifying the self-insured status of such obligor certificate indicating insurance coverage (together with the Automobile Lease Documents, Financial Lease Documents, Title, Master Lease Agreement, Funding Documentation and Credit File, the "Source Documents").

The procedures in Attachment A were limited to comparing or observing certain information that is further described in Attachment A.  The Issuer is responsible for the Preliminary Data Tape, Source Documents, and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any further procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Preliminary Data Tape.  We have not verified, and we make no representation as to the accuracy, completeness or reasonableness of the information on the Source Documents or any other information provided to us by the Sponsor, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Receivables or Statistical Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with auditing standards established by CPA Canada on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The Specified Procedures described in this report were not conducted for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a "rating agency") or
b.	Making any findings with respect to:
	i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
	ii.	The value of the collateral securing the Receivables,
	iii.	Whether the originator of the Receivables complied with federal, state or local laws or regulations, or
iv.
Any other factor or characteristic of the Receivables that would be material to the likelihood that the Issuer will pay interest on and principal of the Notes in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

Sincerely,

/s/ Ernst & Young LLP

April 2, 2018

Attachment A Page 1 of 5

Procedures performed and our associated findings

Specified Procedures	Results

Vehicle Lease Review Procedures

1.1
Representatives of the Sponsor, will provide us with the Preliminary Data Tape containing certain characteristics of the Receivables which are expected to be representative of the Receivables.  We will randomly select 300 Receivables from the Preliminary Data Tape (the "Sample Receivables").  The information on the Preliminary Data Tape is as of December 31, 2017 (the "Cut-off Date").  Except as described below, we will not perform any procedures to determine the accuracy, completeness or reasonableness of the information on the Preliminary Data Tape.  Procedures described below will be performed as of the Cut-off Date.
	1.1	We obtained the Preliminary Data Tape as at December 31, 2017 (the "Cut-Off Date"), and randomly selected 300 Sample Receivables.

Representatives of the Sponsor will also provide us with a Fin Serv Chase Fund file containing certain characteristics of the Financial Services Leases which are expected to be representative of the financial services leases.  The information on the Fin Serv Chase Fund file is as of the Cut-off Date.  Except as described below, we will not perform any procedures to determine the accuracy, completeness or reasonableness of the information on the Fin Serv Chase Fund file.  Procedures described below will be performed as of the Cut-off Date.

Representatives of the Sponsor provided us with a Fin Serv Chase Fund file containing certain characteristics of the Financial Services Leases which are expected to be representative of the financial services leases.

Attachment A Page 2 of 5

a)	For each Sample Receivable, we will compare certain characteristics (the "Characteristics") set forth on the Preliminary Data Tape to the asset management system as indicated in the table below:
All Sample Receivables selected were identified as Vehicle Management Services Leases by representatives of the Sponsor, identified by having "FA" in the CORP_CD field column in the Preliminary Data Tape.  For each of the Sample Receivables selected in Specified Procedure 1.1, we compared the following characteristics per the Preliminary Data Tape to the Automobile Lease Documents:

	i.	Unit number	i.	Unit number – All information was in agreement.
	ii.	Client number	ii.	Client number – All information was in agreement.
	iii.	Legal name of the obligor	iii.	Legal name of the obligor – All information was in agreement.
	iv.	Vehicle make	iv.	Vehicle make – All information was in agreement.
	v.	Vehicle model	v.	Vehicle model – All information was in agreement.
	vi.	Vehicle type	vi.	Vehicle type – All information was in agreement.
	vii.	Contract type	vii.	Contract type – All information was in agreement.
	viii.	Lease term	viii.	Lease term – All information was in agreement.
	ix.	Vehicle index (floating rate leases only)	ix.	Vehicle index – All information was in agreement.
	x.	Vehicle spread rate (floating rate leases only)	x.	Vehicle spread rate – All information was in agreement.
	xi.	Fixed benchmark rate (fixed rate leases only)	xi.
Fixed benchmark rate – For 1 Sample Receivable (Unit number 13033), the fixed benchmark rate is 0.468% per the Preliminary Data Tape and 0% per the Automobile Lease Documents.  Per representatives of the Sponsor, the Sample Receivable is a closed-end lease unit, and such are subject to negotiated pricing (non-standard terms).  For remaining Sample Receivables, all information was in agreement.

	xii.	Fixed spread rate (fixed rate leases only)
	xiii.	Vehicle capitalized cost
	xiv.	Initial bill date
	xv.	Vehicle residual value (for closed-end leases only)
			xii.	Fixed spread rate – All information was in agreement.
	xvi.	Current book value as of the Cut-off Date	xiii.	Vehicle capitalized cost – All information was in agreement.

With respect to the Sample Receivables identified as vehicle management services leases ("Vehicle Management Services Leases") by the Sponsor (in the Preliminary Data Tape, the Sponsor, on behalf of the Issuer, has indicated to us that this is noted by the identifier "FA" in the CORP_CD field), we will compare the Characteristics noted above to the corresponding information set forth on or derived from the Automobile Lease Documents obtained from the asset management system.  Any discrepancies will be included as an exception within our report.
			xiv.	Initial bill date – All information was in agreement.
			xv.	Vehicle residual value (for closed-end leases only) – All information was in agreement.
xvi.
Current book value as of the Cut-off date – For 5 Sample Receivables, the Current book values per the Preliminary Data Tape were not in agreement with or not available in the Automobile Lease Documents.  The details are as follows:

Attachment A Page 3 of 5

With respect to the Sample Receivables that have an Initial bill date after the Cut-off Date, we will compare Characteristic xvi. to the Vehicle capitalized cost in the ACFI Screen.	Unit number	Current book value as of the Cut-off date per Preliminary Data Tape	Current book value as of the Cut-off date per Automobile Lease Documents
With respect to the Sample Receivables identified as financial services leases ("Financial Services Leases") by the Sponsor (in the Preliminary Data Tape, the Sponsor, on behalf of the Issuer, has indicated to us that this is noted by "FinServ" in the Lease Pool field), we will compare the Characteristics i, ii, vi through viii, xi through xiii and xv to the corresponding information set forth on or derived from an obtained copy ("print screens") from the financial services asset management system.  We will compare Characteristic iii to the CCOI Screen from the asset management system.  We will compare Sample Characteristic xvi to a system generated report from the financial services asset management system.  For Sample Characteristics iv, v, and xiv, we will compare the information set forth in the Fin Serv Chase Fund file to print screens from the financial services asset management system.  Any discrepancies will be included as an exception within our report.
	4124859	28,089.75	28,070.43
	214004	6,289.25	Not available
	93958	9,525.96	Not available
	14924	10,899.16	Not available
	HS622066	35,041.22	Not available

For Unit number 4124859, representatives of the Sponsor informed us that the difference in the book value is due to a change in the Vehicle capitalized cost on January 10, 2018, subsequent to the January billing Cut-off Date of December 21, 2017.  Representatives of the Sponsor informed us that these changes are reflected in the Current book value per the Automobile Lease Documents as of the Cut-off Date, however are not reflected in the Current book value per the Preliminary Data Tape as they were effective subsequent to the billing Cut-off Date.  Representatives of the Sponsor provided us with the Automobile Lease Documents with the record of the Vehicle capitalized cost change on January 10, 2018, effective as of August 3, 2017.

For Unit numbers 214004, 93958, 14924 and HS622066, representatives of the Sponsor informed us that the Current book values as of the Cut-off Date per the Preliminary Data Tape cannot be compared to the Automobile Lease Documents because the related vehicles were taken off the road prior to the Cut-off Date and the Sample Receivables were/are awaiting final settlement.  Representatives of the Sponsor provided financial detail from the Sponsor's Servicing System to agree the Current book value as of the Cutoff Date to the Preliminary Data Tape.  Per representatives of the Sponsor, the book values of these Sample Receivables continued(s) to amortize each month.  Any related charges will be adjusted on a final bill when the sale process is complete.

	Except for the information noted above, all such compared information was in agreement.

Attachment A Page 4 of 5

b)
For all Sample Receivables, excluding those Sample Receivables that representatives of the Sponsor have informed us are equipment leases, we will obtain the Certificate of Title, from representatives of the Sponsor and we will observe whether (i) the title owner is D.L. Peterson Trust or D.L. Peterson Trust LSR and (ii) the lien holder is either Chesapeake Funding LLC, ELE Funding LLC or Raven Funding LLC (for vehicles acquired prior to June 30, 2006); or whether (i) the title owner is Gelco Fleet Trust or Gelco Fleet Trust LSR and (ii) the lien holder is GE Capital Bank, GE Title Agent, Chesapeake Funding LLC, or ELE Funding, LLC in all cases unless otherwise specified.  Any other title owner or lien holder will be identified as an exception within our report.

For all Sample Receivables, excluding those Sample Receivables that representatives of the Sponsor have informed us are equipment leases, we obtained the Certificate of Title and observed whether (i) the title owner is D.L. Peterson Trust or D.L.  Peterson Trust LSR and (ii) the lien holder is either Chesapeake Funding LLC, ELE Funding LLC or Raven Funding LLC (for vehicles acquired prior to June 30, 2006); or whether (i) the title owner is Gelco Fleet Trust or Gelco Fleet Trust LSR and (ii) the lien holder is GE Capital Bank, GE Title Agent, Chesapeake Funding LLC, or ELE Funding, LLC.  For 1 Sample Receivable (Unit number 9863680), no lien holder was noted in the Title.  Per representatives of the Sponsor, the book value of the Sample Receivable reduced to $0 subsequent to the Cut-off Date and therefore the lien was released subsequent to the Cut-off Date.  Representatives of the Sponsor are unable to provide a copy of the Certificate of Title as of the Cut-off Date.  Except for the item described above, we noted no other exceptions.

c)	We will obtain a copy of the Master Lease Agreement from representatives of the Sponsor to observe that:		For each of the Sample Receivables, we obtained a copy of the Master Lease Agreement from representatives of the Sponsor and observed that:

	i.	there was a signature included in the area required to be signed by a representative of the Sponsor or e-signature;	i.	there was a signature included in the area required to be signed by a representative of the Sponsor;
ii.
either, a LIBOR/CP flex program supplement, cost of funds, interest rate swap supplement, treasury note, fixed rate note, closed-end rate schedule, vehicle requisition, schedule A/vehicle record, equipment schedule, or rate schedule (the "Funding Documentation") is included.
			ii.	the "Funding Documentation" is included.

An omission of a signature, e-signature or Funding Documentation will be identified as an exception in our report.			No exceptions were noted in performing procedures c) i. or ii. We performed no procedures to determine the validity of the signature contained in the Master Lease Agreement.

d)
With respect to each "active" obligor (as identified by representatives of the Sponsor) of the Sample Receivables, we will obtain a copy of the Credit File from representatives of the Sponsor to observe that the Credit File contained either a line of credit authorization form or addendum to the line of credit authorization form that:

With respect to each "active" obligor (as identified by representatives of the Sponsor) of the Sample Receivables, we obtained the Credit File and observed that it contains an electronic or physical signature approval.  We noted the following for 3 Sample Receivables:

Attachment A Page 5 of 5

	i.	has an electronic or physical signature in the area where an approval signature is required, and;	•
For 1 Sample Receivable (Client number 9584), there was no expiry date explicitly stated in the Credit File.  The Credit File was approved on February 10, 2017, and per representatives of the Sponsor, was approved with an expiry date of February 28, 2018.

	ii.	has not expired as at December 31, 2017.	•
For 1 Sample Receivable (Client number 18005), the expiry date of the latest Credit File was November 30, 2017, which is prior to December 31, 2017.  Per representatives of the Sponsor, the obligor did not place any new orders since the expiry date of the latest Credit File.

Pursuant to the Sponsor's credit policies, for clients approved through the Sponsor's automatic scoring process, we will observe evidence that the files passed the approval tests and that the expiration date is after July 31, 2017.  For clients whose latest Credit Files have expired prior to December 31, 2017 and were not renewed, or the client no longer passes the automatic scoring process, we will obtain a print screen from the asset management system and verify that the origination date ("in service date") of the Sample Receivable(s) is prior to the expiration date of the client's last Credit File.  Any discrepancies will be included as an exception within our report.
•
For 1 Sample Receivable (Client number 3585), we obtained a Credit File with an expiry of November 30, 2017 as the account was pending review as of the Cut-off Date (the "first Credit File").  We obtained a second Credit File dated February 28, 2018, with an expiry of August 31, 2018, prepared upon completion of the review.  We obtained a print screen from the asset management system for the Sample Receivable for such client (Unit number 12475) and verified the in service date is prior to the expiry of the first Credit File.

All other Credit Files of the Sample Receivables had an expiry date after December 31, 2017. Other than the items described above, no further exceptions were noted.

e)
With respect to each obligor of the Sample Receivables, we will obtain a copy of the "Certificate of Insurance Coverage", an insurance binder signed by the applicable insurer, or, in the case of a self-insured obligor, evidence from the applicable state insurance authorities verifying the self-insured status of such obligor from representatives of the Sponsor, to note that the Sponsor and either D.L.  Peterson Trust or Gelco Fleet Trust are identified as an additional insured or loss payee either (i) directly, by being named in such evidence of insurance, or (ii) indirectly, (a) by acknowledgment contained in the Certificate of Insurance or the signed insurance binder that the coverage as an Additional Insured extends to "lessors" generally, or (b) by acknowledgment contained in the Certificate of Insurance or the signed insurance binder that additional insured coverage (or loss payee status) is extended to parties when required by written contract and in accordance with the policy provisions of the underlying policy or policies (or language of substantially equivalent effect).  In instances where coverage as an additional insured or status as a loss payee is evidenced by a statement that such coverage is extended to parties when required by written contract, we will confirm that the applicable lease agreement requires the obligor of the Sample Receivables to maintain insurance coverage that includes the Sponsor and either D.L.  Peterson Trust or Gelco Fleet Trust as an additional insured or loss payee.  Any discrepancies will be included as an exception within our report.

We obtained a copy of the Certificate of Insurance Coverage for each of the Sample Receivables and verified that the Sponsor and either D.L.  Peterson Trust or Gelco Fleet Trust are identified as an additional insured or loss payee either (i) directly, by being named in such evidence of insurance, or (ii) indirectly, (a) by acknowledgment contained in the Certificate of Insurance or the signed insurance binder that the coverage as an Additional Insured extends to "lessors" generally, or (b) by acknowledgment contained in the Certificate of Insurance or the signed insurance binder that additional insured coverage (or loss payee status) is extended to parties when required by written contract and in accordance with the policy provisions of the underlying policy or policies (or language of substantially equivalent effect).  In instances where coverage as an additional insured or status as a loss payee is evidenced by a statement that such coverage is extended to parties when required by written contract, we confirmed that the applicable lease agreement requires the obligor of the Sample Receivables to maintain insurance coverage that includes the Sponsor and either D.L.  Peterson Trust or Gelco Fleet Trust as an additional insured or loss payee.  For 1 Sample Receivable (Client number 18667) where additional insured or status as a loss payee in the Certificate of Insurance was evidenced by a statement that such coverage is extended to parties when required by written contract, the lease agreement requires the obligor of the Sample Receivables to maintain insurance coverage that includes only GE Fleet Services as an additional insured or loss payee.  Other than this item, no further exceptions were noted.